9. Discontinued Operations (Details Narrative) - USD ($)	6 Months Ended	10 Months Ended	12 Months Ended
	Jul. 07, 2015	Nov. 10, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure of offsetting of financial liabilities [line items]
Stockholder's equity			$ (7,355,017)	$ (4,763,785)		$ (5,010,816)		$ 1,776,641
Loss on sale of subsidiary			0	0	[1]	(32,340)	[1]
SIM S.r.l. (SIM) [Member] | Discontinued operations [Member]
Disclosure of offsetting of financial liabilities [line items]
Stockholder's equity	$ 912,255
Nova [Member]
Disclosure of offsetting of financial liabilities [line items]
Loss on sale of subsidiary			$ (135,200)	$ 0		$ 0
Nova [Member] | Discontinued operations [Member]
Disclosure of offsetting of financial liabilities [line items]
Stockholder's equity		$ 166,246
Purchase Agreement [Member] | SIM S.r.l. (SIM) [Member]
Disclosure of offsetting of financial liabilities [line items]
Number of shares exchanged in discontinued operations	220,000
Purchase Agreement [Member] | SIM S.r.l. (SIM) [Member] | Discontinued operations [Member]
Disclosure of offsetting of financial liabilities [line items]
Consideration received	$ (879,914)
Loss on sale of subsidiary	$ (32,340)
Purchase Agreement [Member] | Nova [Member]
Disclosure of offsetting of financial liabilities [line items]
Number of shares exchanged in discontinued operations		53,828
Purchase Agreement [Member] | Nova [Member] | Discontinued operations [Member]
Disclosure of offsetting of financial liabilities [line items]
Consideration received		$ (80,742)
Loss on sale of subsidiary		$ (85,504)

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).